Note 7 - Mortgage Loans Payable (Details) - Mortgage Loans Payable (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Mortgage Loans Payable (Details) - Mortgage Loans Payable [Line Items]
Mortgage payable		$ 5,013,415
Port Jefferson Professional Park [Member]
Note 7 - Mortgage Loans Payable (Details) - Mortgage Loans Payable [Line Items]
Mortgage payable	[1]	$ 5,013,415	[1]

[1]	In June 2007, in connection with the purchase of the Port Jefferson Professional Park, the Company assumed a $5,551,191 mortgage payable to a bank (the "Port Jefferson Mortgage"). The Port Jefferson Mortgage bears interest at 5.75% through February 1, 2012. Effective January 17, 2012, the Company negotiated an interest rate modification from 5.75% to 5% for the 5 year period February 1, 2012 through February 1, 2017 and adjusts to the higher of 5.75% or 275 basis points in excess of the Federal Home Loan Bank's five year Fixed Rate Advance ("Fixed Rate Advance") thereafter. The Port Jefferson Mortgage is payable in monthly installments of principal and interest totaling $33,439 through February 2012. From March 1, 2012 through February 1, 2022, the minimum monthly installment will be no less than $31,086 and will vary based upon the Fixed Rate Advance. The Port Jefferson Mortgage is collateralized by the Port Jefferson Professional Park in Port Jefferson Station, New York. The Port Jefferson Mortgage was prepaid in full in January 2013 through an assumption by a subsidiary of the Company and was subject to a prepayment penalty of $200,129.